LEASES - Components of lease cost (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
LEASES
Operating lease cost	¥ 2,331,919	$ 319,529	¥ 1,399,217	¥ 854,646
Variable lease cost	122,187	16,743	99,981	33,619
Total lease cost	¥ 2,454,106	$ 336,272	¥ 1,499,198	¥ 888,265